Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Ownership and Operation of Tanker Vessels

All of the Vessel-owning companies are engaged in the marine transportation of liquid cargoes through the ownership and operation of tanker vessels, as listed below:

Vessel-owning Company	Incorporation date	Vessel	Dead Weight tons “DWT”	Year built	Acquisition date
Seventhone	05/31/2011	Pyxis Theta	51,795	2013	09/16/2013
Eighthone	02/08/2013	Pyxis Epsilon	50,295	2015	01/14/2015
Tenthone	04/22/2021	Pyxis Karteria	46,652	2013	07/15/2021
Eleventhone	11/09/2021	Pyxis Lamda	50,145	2017	12/20/2021

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the six month periods ended June 30, 2022 and 2023, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Six months ended June 30,
	2022	2023
A	—	50%
B	23%	31%
C	36%	13%
Total	59%	94%

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that are presented in the accompanying interim condensed consolidated statement of cash flows for the six month periods ended June 30, 2022 and 2023.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

1. Basis of Presentation and General Information: -Continued:

	June 30,
	2022	2023
Cash and cash equivalents	$3,636	$32,048
Restricted cash, current portion	355	400
Restricted cash, net of current portion	2,250	2,000
Total cash and cash equivalents and restricted cash	$6,241	$34,448